BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash	$ 2,017,823	$ 1,211,423
Accounts receivable, net	267,485	184,415
Inventory	457,094	320,239
Prepaid and other current assets	376,778	94,421
Total current assets	3,119,180	1,810,498
Intangible assets, net	216,580	334,025
Property and equipment, net	4,237,467	3,703,582
Total assets	7,573,227	5,848,105
Current liabilities:
Accounts payable	1,369,169	874,119
Accrued expenses	612,359	815,814
Current portion of notes payable	49,994	44,601
Notes payable-related party, net of discount of $58,333	441,667
Current portion of capital lease obligations	947,422	506,506
Total current liabilities	3,420,611	2,241,040
Notes payable, net of current portion	5,693	55,730
Capital lease obligations, net of current portion	2,156,837	2,042,359
Derivative liability	9,998,636
Total liabilities	15,581,777	4,339,129
Commitments and contingencies
Stockholders' deficit:
Preferred stock
Common stock	5,086	116
Additional paid-in capital	55,991,060	9,733,342
Accumulated deficit	(64,004,696)	(42,276,878)
Total stockholders' deficit	(8,008,550)	(32,543,420)
Total liabilities, convertible preferred stock and stockholders' deficit	7,573,227	5,848,105
Series A Convertible Preferred Stock
Convertible preferred stock:
Convertible preferred stock		18,846,539
Series B Convertible Preferred Stock
Convertible preferred stock:
Convertible preferred stock		9,464,454
Series C Convertible Preferred Stock
Convertible preferred stock:
Convertible preferred stock		3,674,335
Series C-1 Convertible Preferred Stock
Convertible preferred stock:
Convertible preferred stock		2,067,068
Series D Convertible Preferred Stock
Convertible preferred stock:
Convertible preferred stock